Offerings - Offering: 1	May 09, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares of EUR0.32 each ("Ordinary Shares") under the CRH plc Equity Incentive Plan
Amount Registered | shares	15,000,000
Proposed Maximum Offering Price per Unit	94.71
Maximum Aggregate Offering Price	$ 1,420,650,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 217,501.52
Offering Note
(1)
Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover additional Ordinary Shares of the Registrant which may become issuable by reason of any stock split, stock dividend, recapitalization, or other similar transaction effected without consideration which results in the increase in the number of the Registrant’s outstanding Ordinary Shares. In addition, this Registration Statement pursuant to Rule 416(c) under the Securities Act, also covers an indeterminate amount of interests to be offered or sold pursuant to certain of the employee benefit plans described herein.

(2)
Estimated solely for purposes of calculating the registration fee. Pursuant to Rule 457(c) and Rule 457(h) under the Securities Act, the proposed maximum offering price per share and proposed maximum aggregate offering price are based on the reported average of the high and low prices of the Registrant’s Ordinary Shares as reported on the New York Stock Exchange on May 6, 2025.

(3)	Represents number of Ordinary Shares reserved for awards under the applicable equity incentive plan.